Expense Example - Popular High Grade Fixed-Income Fund	Oct. 22, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 708
Expense Example, with Redemption, 3 Years	1,628
Expense Example, with Redemption, 5 Years	2,554
Expense Example, with Redemption, 10 Years	4,893
Class I Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	445
Expense Example, with Redemption, 3 Years	1,343
Expense Example, with Redemption, 5 Years	2,251
Expense Example, with Redemption, 10 Years	$ 4,564